COMMON STOCK AND COMMON STOCK WARRANTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMMON STOCK AND COMMON STOCK WARRANTS
Warrant, Exercise Price, Decrease	$ 20.00
Number of Warrants Outstanding and Exercisable	106,000
Number of Warrants Weighted Average Remaining Contractual Life (years)	4 years 3 months 14 days
Weighted Average Exercise Price per shares	$ 20.00	$ 0